Goodwill and Intangible Assets - Summary of Impairment Testing of Goodwill (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	$ 5,651	$ 5,714
Goodwill Additions/ disposals	255	(5)
Effect of changes in foreign exchange rates	108	(58)
Goodwill Ending balance	6,014	5,651
Asia Insurance, excluding Japan [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	152	159
Goodwill Additions/ disposals		(5)
Effect of changes in foreign exchange rates	10	(2)
Goodwill Ending balance	162	152
Japan insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	386	433
Effect of changes in foreign exchange rates	(26)	(47)
Goodwill Ending balance	360	386
Canadian insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,955	1,955
Effect of changes in foreign exchange rates	5
Goodwill Ending balance	1,960	1,955
US insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	336	338
Effect of changes in foreign exchange rates	24	(2)
Goodwill Ending balance	360	336
Asia wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	183	185
Goodwill Additions/ disposals	255
Effect of changes in foreign exchange rates	12	(2)
Goodwill Ending balance	450	183
Canada wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,436	1,436
Effect of changes in foreign exchange rates	0
Goodwill Ending balance	1,436	1,436
US wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,203	1,208
Effect of changes in foreign exchange rates	83	(5)
Goodwill Ending balance	$ 1,286	$ 1,203